Statements Of Cash Flows (Schedule Of Non-Cash Transactions) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statements of Cash Flows [Abstract]
Issuance of Class B Non-Voting Shares: Dividend reinvestment plan	$ 0	$ 54	$ 37	$ 107